Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Geographic Area (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 90,682,225	S/ 85,057,432
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	91,407,768	86,360,833
Gross carrying amount | Consumer Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,094,313	16,354,337
Gross carrying amount | Loans to government [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,165,311	11,546,630
Gross carrying amount | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,579,426	9,844,293
Gross carrying amount | Commercial And Micro Business Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,236,695	804,212
Gross carrying amount | BCRP [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,065,151	9,375,905
Gross carrying amount | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,023,573	9,015,255
Gross carrying amount | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,212,446	5,520,800
Gross carrying amount | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,674,412	2,460,029
Gross carrying amount | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,329,211	3,159,911
Gross carrying amount | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,693,586	1,950,495
Gross carrying amount | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,424,398	1,924,564
Gross carrying amount | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,930,822	2,731,417
Gross carrying amount | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	938,012	4,016,598
Gross carrying amount | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	929,229	4,594,070
Gross carrying amount | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	647,772	796,857
Gross carrying amount | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	548,204	599,835
Gross carrying amount | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	307,948	339,835
Gross carrying amount | Medicine And Biotechnology [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	226,648	482,071
Gross carrying amount | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	121,481	99,976
Gross carrying amount | Fishing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	84,122	604,453
Gross carrying amount | Foreign Governments [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	67,468	89,007
Gross carrying amount | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,166	14,229
Gross carrying amount | Other Sectors [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	90,374	36,054
Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,919,768	1,714,641
Gross carrying amount | Designated at fair value through profit or loss | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,693,571	1,450,713
Gross carrying amount | Designated at fair value through profit or loss | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	87,764	79,551
Gross carrying amount | Designated at fair value through profit or loss | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,792	1,079
Gross carrying amount | Designated at fair value through profit or loss | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,203	2,915
Gross carrying amount | Designated at fair value through profit or loss | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	55,385	126,455
Gross carrying amount | Designated at fair value through profit or loss | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	87	989
Gross carrying amount | Designated at fair value through profit or loss | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,820	14,561
Gross carrying amount | Designated at fair value through profit or loss | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,754	1,144
Gross carrying amount | Designated at fair value through profit or loss | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		841
Gross carrying amount | Designated at fair value through profit or loss | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,980	15,751
Gross carrying amount | Designated at fair value through profit or loss | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	611	871
Gross carrying amount | Designated at fair value through profit or loss | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	540	2
Gross carrying amount | Designated at fair value through profit or loss | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	21,894	16,075
Gross carrying amount | Designated at fair value through profit or loss | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	363	3,694
Gross carrying amount | Designated at fair value through profit or loss | Other Sectors [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	20,377,804	20,912,184
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Loans to government [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,466,916	8,239,321
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | BCRP [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,113,925	3,448,984
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,672,720	1,609,137
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	797,082	807,805
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,234,867	1,125,295
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,501,203	2,566,009
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	654,287	496,130
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	27,286	26,339
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,685,411	1,698,582
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	508,195	224,148
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	214,358	207,340
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	187,953	184,898
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,509	4,710
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	94,202	99,097
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Medicine And Biotechnology [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	36,138	31,367
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	91,702	41,187
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Foreign Governments [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	67,468	89,007
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,075	8,501
Gross carrying amount | Debt instruments measured at fair value through other comprehensive income | Other Sectors [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,507	4,327
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	458,268	444,878
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	126,594	121,083
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	171,920	119,938
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	38,640	31,917
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	37,640	78,384
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,714	2,806
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	74,750	81,438
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		5,707
Gross carrying amount | Equity instruments measured at fair value through other comprehensive income | Fishing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,010	3,605
Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	68,651,928	63,289,130
Gross carrying amount | Amortized cost | Consumer Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,094,313	16,354,337
Gross carrying amount | Amortized cost | Loans to government [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,698,395	3,307,309
Gross carrying amount | Amortized cost | Mortgages [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,579,426	9,844,293
Gross carrying amount | Amortized cost | Commercial And Micro Business Loans [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,236,695	804,212
Gross carrying amount | Amortized cost | BCRP [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,951,226	5,926,921
Gross carrying amount | Amortized cost | Financial Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,530,688	5,834,322
Gross carrying amount | Amortized cost | Manufacturing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,155,680	4,513,506
Gross carrying amount | Amortized cost | Mining [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,436,753	1,333,655
Gross carrying amount | Amortized cost | Construction And Infrastructure [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	772,165	559,070
Gross carrying amount | Amortized cost | Communications Storage And Transportation [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,946,274	1,249,526
Gross carrying amount | Amortized cost | Agriculture [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,393,311	1,894,430
Gross carrying amount | Amortized cost | Electricity Gas Water And Oil [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	157,841	936,836
Gross carrying amount | Amortized cost | Commerce [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	414,063	3,791,306
Gross carrying amount | Amortized cost | Professional Sceintific And Technical Activities [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	714,871	4,385,889
Gross carrying amount | Amortized cost | Lease receivables [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	448,839	590,501
Gross carrying amount | Amortized cost | Community Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	540,084	594,254
Gross carrying amount | Amortized cost | Education Health And Other Services [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	213,206	240,736
Gross carrying amount | Amortized cost | Medicine And Biotechnology [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	190,510	450,704
Gross carrying amount | Amortized cost | Public Administration And Defense [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,885	42,714
Gross carrying amount | Amortized cost | Fishing [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	79,112	600,848
Gross carrying amount | Amortized cost | Insurance [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,728	2,034
Gross carrying amount | Amortized cost | Other Sectors [Member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	85,863	31,727
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(1,730,167)	(2,349,425)
Accrued interest
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,004,624	1,046,024
Peru | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	83,233,007	78,532,295
Peru | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	138,125	118,277
Peru | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	16,843,710	17,289,485
Peru | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	294,034	245,411
Peru | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	65,957,138	60,879,122
United States of America | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,256,718	2,760,403
United States of America | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,499,518	1,311,432
United States of America | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	896,372	853,799
United States of America | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	37,640	78,384
United States of America | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	823,188	516,788
Mexico | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,046,092	1,087,070
Mexico | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,996	15,559
Mexico | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,017,363	1,054,480
Mexico | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,733	17,031
Chile | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	847,558	766,361
Chile | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1	1
Chile | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	807,524	710,106
Chile | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,995	10,011
Chile | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	32,038	46,243
Panama | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	628,526	780,060
Panama | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	461
Panama | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	148,363	147,198
Panama | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	277	190
Panama | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	479,425	632,672
United Kingdom | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	610,381	473,308
United Kingdom | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	94,483	64,727
United Kingdom | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	264,082	266,974
United Kingdom | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	116,458	109,045
United Kingdom | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	135,358	32,562
Bahamas | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	243,750	27,563
Bahamas | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	243,750	27,563
Canada | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	236,500	394,986
Canada | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,256	12,898
Canada | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,387	12,095
Canada | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	219,857	369,993
Ecuador | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	231,087	190,181
Ecuador | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	231,087	190,181
Colombia | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	226,956	390,854
Colombia | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	79	96
Colombia | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	121,545	309,994
Colombia | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	105,332	80,764
Brazil | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	177,134	191,351
Brazil | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	146,286	150,120
Brazil | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	30,848	41,231
Germany | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	147,349	83,094
Germany | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	23,326	24,487
Germany | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	587	582
Germany | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	123,436	58,025
Cayman Islands | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	117,403	227,501
Cayman Islands | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	116,217	121,815
Cayman Islands | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,186	4,132
Cayman Islands | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		101,554
Luxembourg | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	84,369	75,304
Luxembourg | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,534	14,395
Luxembourg | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	68,835	60,909
Suiza | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	61,285	90,891
Suiza | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,743	1,461
Suiza | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	56,542	89,430
Venezuela | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	54,261	46,363
Venezuela | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	54,261	46,363
Espana | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	30,327	31,950
Espana | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,933	13,074
Espana | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	20,394	18,876
Argentina | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	19,349	19,244
Argentina | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	19,349	19,244
Ireland | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,177	2,896
Ireland | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	553
Ireland | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	624	2,896
Belgium | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	155	153
Belgium | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	154
Belgium | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk		152
Belgium | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1	1
Others | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	154,384	189,005
Others | Gross carrying amount | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	28,306	45,349
Others | Gross carrying amount | Debt instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	84,482	84,289
Others | Gross carrying amount | Equity instruments measured at fair value through other comprehensive income
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,864	1,685
Others | Gross carrying amount | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 39,732	S/ 57,682